Summary Of Significant Accounting Policies (Capitalized Software Costs And Related Accumulated Amortization) (Details) - USD ($) $ in Millions	May 29, 2016	May 31, 2015
Accounting Policies [Abstract]
Capitalized software	$ 169.7	$ 148.0
Accumulated amortization	(93.1)	(80.4)
Capitalized software, net of accumulated amortization	$ 76.6	$ 67.6